Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED APRIL 3, 2013
Document Fiscal Year Focus	2012